Investment Objectives and Goals - Thrivent Small-Mid Cap Equity ETF	Sep. 30, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Prior to January 31, 2025, Thrivent Small-Mid Cap Equity ETF (the "Fund") was named Thrivent Small-Mid Cap ESG ETF.
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital growth. The Fund’s investment objective may be changed without shareholder approval.